THE ADVISORS' INNER CIRCLE FUND


                                 [LOGO OMITTED]
                                       LSV
                                VALUE EQUITY FUND




                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2002








                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

                                 [LOGO OMITTED]
                                       LSV
                                Value Equity Fund


              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the Fund and the benchmark Russell 1000 Value Index for the fiscal year, trailing three-years and since inception (March 31, 1999) as of October 31, 2002 are as follows:

                               12 Months    3 Years Annualized  Annualized Since
  Fund:                     Ended 10/31/02    Ended 10/31/02        Inception
  -----                     --------------    --------------        ---------
  LSV Value Equity Fund          -5.4%              0.1%             1.0%

  Benchmark:
  ----------
  Russell 1000 Value Index      -10.0%              -5.8%            -3.3%

  Broad Market:
  -------------
  S&P 500 Index                 -15.1%             -12.2%            -8.7%

LSV's defensive value style outperformed the benchmark and the broad market during the most recent fiscal year although the Fund experienced its first negative absolute return. Corporate scandals, a sluggish economy and global uncertainty contributed to a difficult year for the stock market and LSV's defensive portfolio continued to add value in the declining market environment relative to the indices. Value stocks outperformed growth stocks during the period, which also helped the performance relative to the broad market.

                         Calendar Year Calendar Year Calendar Year Calendar Year
                             1999          2000          2001          2002
                           Nine Mos.    Twelve Mos.   Twelve Mos.    Ten Mos.
                             Ended         Ended         Ended         Ended
                           12/31/99      12/31/00      12/31/01      10/31/02
                           --------      --------      --------      --------
LSV VALUE EQUITY FUND         2.8%         11.1%         5.2%         -13.8%
Russell 1000 Value Index      5.8%         7.0%          -5.6%        -16.9%
S&P 500 Index                 15.3%        -9.1%        -11.9%        -21.8%

Our disciplined value investment strategy continues to focus on stock selection while maintaining strict risk controls to limit portfolio volatility. The resulting portfolio is diversified across industries and economic sectors making stock selection the major contributor to excess returns. The portfolio characteristics shown below demonstrate the deep valuation discount of the Fund's portfolio relative to the indices:
                                               Russell 1000        S&P 500
         Characteristic             Fund        Value Index          Index
         --------------             ----        -----------          -----
         Price-to-Earnings Ratio    10.4x          17.5x             20.0x

         Price-to-Book Ratio         1.6x           1.8x             2.6x


WE PLAN TO CONTINUE WITH THE SAME INVESTMENT APPROACH AND ARE CONFIDENT OUR DISCIPLINED CASH FLOW AND EARNINGS-BASED MODEL WILL CONTINUE TO SELECT STOCKS THAT WE BELIEVE ARE POISED TO OUTPERFORM THE BENCHMARK OVER THE NEXT THREE TO FIVE YEARS.

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LSV VALUE
                EQUITY FUND VERSUS THE RUSSELL 1000 VALUE INDEX


------------------------------------------------------------
                             Total Return (1)
------------------------------------------------------------
                  Annualized
One Year          Three Year                  Annualized
 Return            Return                 Inception to Date
------------------------------------------------------------
 (5.37)%            0.11%                       1.00%
------------------------------------------------------------










[LINE CHART OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS]

                LSV Value Equity Fund      Russell 1000 Value Index
 3/31/99               $10,000                     $10,000
10/31/99                10,329                      10,615
10/31/00                10,934                      11,201
10/31/01                10,952                       9,871
10/31/02                10,364                       8,883


(1)The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than their original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)The LSV Value Equity Fund commenced operations on March 31, 1999.

STATEMENT OF NET ASSETS
October 31, 2002

                                                 Market
                                                  Value
LSV VALUE EQUITY FUND                Shares       (000)
-------------------------------------------------------

COMMON STOCK (98.2%)
AEROSPACE & DEFENSE (3.2%)
   Boeing                            29,200    $    869
   Goodrich                          38,500         581
   Rockwell Collins                  13,200         298
   United Technologies                5,600         345
                                               --------
                                                  2,093
                                               --------
AUTOMOTIVE (4.4%)
   Autoliv                           41,800         811
   Delphi                            16,900         118
   General Motors                    30,700       1,021
   ITT Industries                     7,900         513
   TRW                                8,600         458
                                               --------
                                                  2,921
                                               --------
BANKS (17.9%)
   AmSouth Bancorp                   49,500         970
   Astoria Financial                 33,100         867
   Bank of America                   30,400       2,122
   Bank of Hawaii                    21,800         646
   Bank One                          16,500         637
   Comerica                          10,200         445
   Golden West Financial             11,500         794
   Greenpoint Financial              22,700         989
   Keycorp                           30,500         745
   National City                     22,900         621
   Regions Financial                 31,600       1,070
   UnionBanCal                       20,700         884
   Washington Mutual                 27,600         987
                                               --------
                                                 11,777
                                               --------
BUILDING & CONSTRUCTION (1.6%)
   Centex                             9,200         418
   Lafarge North America             14,400         427
   Pulte Homes                        4,900         225
                                               --------
                                                  1,070
                                               --------
CHEMICALS (3.1%)
   Ashland                           11,100         291
   Eastman Chemical                  26,500         963
   FMC*                               6,200         190
   Lubrizol                          19,800         574

                                                  2,018
                                               --------
COMMERCIAL SERVICES (0.9%)
   Pittston Brink's Group            29,000         614
                                               --------
COMMUNICATIONS EQUIPMENT (0.5%)
   Scientific-Atlanta                26,500         324
                                               --------
COMPUTERS & SERVICES (2.8%)
   Computer Sciences*                22,700         733
   NCR*                              21,400         476
   Storage Technology*               34,600         612
                                               --------
                                                  1,821
                                               --------

                                                 Market
                                                  Value
                                     Shares       (000)
-------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.0%)
   EnPro Industries*                  4,720    $     14
                                               --------
ELECTRICAL SERVICES (7.7%)
   Centerpoint Energy                 8,300          59
   Edison International*             73,600         740
   Exelon                            17,700         892
   FPL Group                         16,600         979
   Northeast Utilities               66,800       1,005
   OGE Energy                         8,900         142
   PNM Resources                      8,200         181
   Public Service Enterprise Group    5,200         149
   Reliant Resources*                 6,545          12
   Sempra Energy                     31,900         706
   TXU                               11,500         165
                                               --------
                                                  5,030
                                               --------
ENTERTAINMENT (2.5%)
   Blockbuster                       41,200         987
   GTECH Holdings*                   23,800         619
                                               --------
                                                  1,606
                                               --------
FINANCIAL SERVICES (8.3%)
   Allied Capital                    45,600         960
   Bear Stearns                      17,800       1,087
   Citigroup                         33,900       1,253
   Countrywide Credit Industry       21,000       1,056
   Deluxe                            19,300         892
   Household International            9,300         221
                                               --------
                                                  5,469
                                               --------
FOOD, BEVERAGE & TOBACCO (6.0%)
   Adolph Coors, Cl B                13,000         890
   Dole Food                         11,100         326
   Philip Morris                     24,600       1,003
   Ralcorp Holdings*                 13,400         303
   Supervalu                         38,300         643
   Tyson Foods, Cl A                 26,100         289
   Universal                         14,200         500
                                               --------
                                                  3,954
                                               --------
HOUSEHOLD FURNITURE & FIXTURES (1.0%)
   Whirlpool                         14,500         676
                                               --------
INSURANCE (8.4%)
   Allstate                          19,600         780
   AMBAC Financial Group             14,900         921
   Cigna                              9,900         358
   Loews                             10,700         462
   Metlife                           43,000       1,027
   Old Republic International        26,800         799
   PMI Group                         19,400         578
   Stancorp Financial Group          11,000         594
   Travelers Property Casualty, Cl A*   699           9
   Travelers Property Casualty, Cl B* 1,438          19
                                               --------
                                                  5,547
                                               --------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
October 31, 2002

                                                 Market
                                                  Value
LSV VALUE EQUITY FUND (continued)     Shares      (000)
-------------------------------------------------------

LEASING & RENTING (0.7%)
   Ryder System                      21,200    $    487
                                               --------
MACHINERY (2.0%)
   Cummins                           17,900         429
   Johnson Controls                   8,900         694
   Tecumseh Products, Cl A            4,400         200
                                               --------
                                                  1,323
                                               --------
METALS (1.5%)
   Freeport-McMoRan Copper &
     Gold, Cl B*                     49,500         604
   Shaw Group*                       27,400         410
                                               --------
                                                  1,014
                                               --------
OPTICAL SUPPLIES (0.5%)
   Bausch & Lomb                     10,000         311
                                               --------
PETROLEUM & FUEL PRODUCTS (6.2%)
   Amerada Hess                      16,200         831
   ChevronTexaco                      7,400         500
   Exxon Mobil                       20,500         690
   Marathon Oil                      47,400         991
   Occidental Petroleum              37,400       1,067
                                               --------
                                                  4,079
                                               --------
PHARMACEUTICALS (1.0%)
   ICN Pharmaceuticals               81,200         678
                                               --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.6%)
   Eastman Kodak                     30,900       1,018
                                               --------
PRINTING & PUBLISHING (1.3%)
   American Greetings*               33,400         502
   RR Donnelley & Sons               17,100         343
                                               --------
                                                    845
                                               --------
RAILROADS (2.4%)
   Burlington Northern Santa Fe      34,900         898
   Union Pacific                     11,500         679
                                               --------
                                                  1,577
                                               --------
RETAIL (5.5%)
   Albertson's                       30,400         678
   Darden Restaurants                20,250         384
   Federated Department Stores*      21,500         660
   Papa John's International*        23,200         604
   Safeway*                          35,100         811
   Sears Roebuck                     16,900         444
                                               --------
                                                  3,581
                                               --------

                                 Shares/ Market
                                   Face Amount    Value
                                      (000)       (000)
-------------------------------------------------------

SEMI-CONDUCTORS/INSTRUMENTS (0.2%)
   Benchmark Electronics*             7,100    $    158
                                               --------
TELEPHONES & TELECOMMUNICATIONS (6.4%)
   SBC Communications                69,300       1,778
   Sprint-FON Group                 102,900       1,278
   Verizon Communications            31,200       1,178
                                               --------
                                                  4,234
                                               --------
TESTING LABORATORIES (0.6%)
   Quintiles Transnational*          37,700         405
                                               --------
TOTAL COMMON STOCK
   (Cost $69,648)                                64,644



RIGHTS (0.0%)
   Allied Capital                    45,600           3
                                               --------
TOTAL RIGHTS
   (Cost $0)                                          3
                                               --------

WARRANTS (0.0%)
   Dime Bancorp (A)*                 25,900           2
                                               --------
TOTAL WARRANTS
   (Cost $0)                                          2
                                               --------

REPURCHASE AGREEMENT (1.6%)
   JPMorgan Chase
     1.500%, dated 10/31/02, matures
     11/01/02, repurchase price
     $1,020,810 (collateralized by
     U.S. Government obligations,
     total market value $1,046,267) $ 1,021       1,021
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,021)                                  1,021
                                               --------
TOTAL INVESTMENTS (99.8%)
   (Cost $70,669)                                65,670
                                               --------



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
October 31, 2002


                                                  Value
LSV VALUE EQUITY FUND (concluded)                 (000)
-------------------------------------------------------
OTHER ASSETS & LIABILITIES (0.2%)
   Investment Advisory Fees Payable            $    (24)
   Administrative Fees Payable                       (6)
   Other Assets and Liabilities                     175
                                               --------
   TOTAL OTHER ASSETS & LIABILITIES, NET            145
                                               --------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization-- no par value)
     based on 6,679,231 outstanding
     shares of beneficial interest               70,050
   Undistributed Net Investment Income              721
   Accumulated Net Realized Gain
     on Investments                                  43
   Net Unrealized Depreciation
     on Investments                              (4,999)
                                               --------
TOTAL NET ASSETS (100.0%)                       $65,815
                                               ========
   Net Asset Value, Offering and
     Redemption Price Per Share                   $9.85
                                               ========

*   NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the Year Ended October 31, 2002

                                                                      LSV VALUE
                                                                     EQUITY FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income ...............................................     $ 1,304
   Interest Income ...............................................          12
--------------------------------------------------------------------------------
     Total Investment Income .....................................       1,316
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ......................................         311
   Administrative Fees ...........................................          75
   Transfer Agent Fees ...........................................          29
   Professional Fees .............................................          30
   Registration and Filing Fees ..................................          12
   Printing Fees .................................................          17
   Trustee Fees ..................................................           6
   Custodian Fees ................................................           9
   Insurance and Other Fees ......................................           3
--------------------------------------------------------------------------------
   Total Expenses ................................................         492
   Less: Investment Advisory Fee Waiver ..........................         (36)
--------------------------------------------------------------------------------
   Net Expenses ..................................................         456
--------------------------------------------------------------------------------
       Net Investment Income......................................         860
--------------------------------------------------------------------------------
Net Realized Gain From Securities Sold ...........................          44
Net Change in Unrealized Depreciation of Investment Securities ...      (5,556)
--------------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments..............      (5,512)
--------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations..............     $(4,652)
================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the Years Ended October 31,


                                                                                       LSV VALUE EQUITY FUND
                                                                                 -------------------------------
                                                                                        2002             2001
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ......................................................        $  860          $  520
   Net Realized Gain from Securities Sold .....................................            44           1,352
   Net Change in Unrealized Depreciation of Investment Securities..............        (5,556)         (1,582)
----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........        (4,652)            290
----------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:
   Net Investment Income ......................................................          (578)           (303)
   Realized Capital Gains.......................................................       (1,351)            (30)
----------------------------------------------------------------------------------------------------------------
     Total Distributions.......................................................        (1,929)           (333)
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ................................................        29,605          31,120
   Reinvestment of Cash Distributions .........................................         1,864             304
   Cost of Shares Redeemed ....................................................        (7,017)         (8,476)
----------------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived from Capital Share Transactions ...........        24,452          22,948
----------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets ...........................................        17,871          22,905
----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ........................................................        47,944          25,039
----------------------------------------------------------------------------------------------------------------
   End of Period ..............................................................       $65,815         $47,944
================================================================================================================
Shares Issued and Redeemed:
   Shares Issued ..............................................................         2,686           2,842
   Shares Issued in Lieu of Cash Distributions ................................           166              27
   Shares Redeemed ............................................................          (606)           (739)
----------------------------------------------------------------------------------------------------------------
   Net Increase in Shares......................................................         2,246           2,130
================================================================================================================



    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Periods Ended October 31,





                                                                                                                   Ratio
         Net                Realized and  Distributions                  Net                 Net                   of Net
        Asset                Unrealized       from      Distributions   Asset              Assets      Ratio     Investment
        Value      Net      Gain (Loss)       Net           from        Value                End    of Expenses    Income
      Beginning Investment      on         Investment      Capital       End      Total   of Period  to Average  to Average
      of Period   Income     Securities      Income         Gains     of Period  Return+   (000)     Net Assets  Net Assets
      ---------   ------     ----------      ------     ------------- ---------- -------  --------- -----------  ----------
---------------------
LSV VALUE EQUITY FUND
---------------------

2002     $10.82   $0.15        $(0.68)      $(0.14)        $(0.30)     $ 9.85    (5.37)%  $65,815     0.81%         1.52%
2001      10.87    0.07         (0.05)       (0.06)         (0.01)      10.82     0.16     47,944     0.90          1.06
2000      10.33    0.10          0.50        (0.06)            --       10.87     5.86     25,039     0.90          1.29
1999(1)   10.00    0.05          0.28           --             --       10.33     3.30     13,365     0.90%         0.95%

[TABLE CONTINUED]



                                          Ratio
                        Ratio            of Net
                     of Expenses       Investment
                      to Average    Income (Loss) to
                      Net Assets      Average Net
                      (Excluding    Assets (Excluding   Portfolio
                      Waivers and     Waivers and       Turnover
                    Reimbursements)  Reimbursements)      Rate
                    --------------- -----------------   ---------
---------------------
LSV VALUE EQUITY FUND
---------------------

2002                     0.87%             1.46%          36.64%
2001                     0.94              1.02           37.40
2000                     1.57              0.62           31.11
1999(1)                  1.97%            (0.12)%         10.70%

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)The LSV Value Equity Fund commenced operations on March 31, 1999. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2002


1. ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 funds. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

   SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available, of which there were none as of October 31, 2002, are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific interest method, which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

   REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   EXPENSES-- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

   DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3. TRANSACTIONS WITH AFFILIATES:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services, a wholly owned subsidiary of SEI Investments Company (formerly SEI Investments Mutual Funds Services, the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust. The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the year ended October 31, 2002, the Fund paid the Distributor $307 through the reduction in the yield earned by the Fund on those repurchase agreements.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.10% of the fund's first $100 million of average daily net assets; 0.08% of the next $100 million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. There is a minimum annual fee of $75,000 for the Fund and $15,000 for each additional class.

NOTES TO FINANCIAL STATEMENTS
October 31, 2002

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999 under which the Adviser receives an annual fee equal to 0.55% of the average daily net assets. Effective April 1, 2002, the Adviser has agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.75% of the average daily net assets. Prior to April 1, 2002 the Fund's maximum total operating expenses were 0.90%.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2002 were as follows
(000):

Purchases
  U.S. Government .....................    $    --
  Other ...............................     43,859
Sales
  U.S. Government .....................         --
  Other ...............................     20,382

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute all of it's taxable income. Accordingly, no provisions for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains and losses on investments and a reclassification of distributions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. There were no permanent differences as of October 31, 2002.

The tax character of dividends and distributions paid during the last two years were as follows (000):

                           ORDINARY    LONG-TERM
                            INCOME   CAPITAL GAIN    TOTAL
                           --------  ------------   ------
      2002                   $960        $969       $1,929
      2001                    303          30          333

As of October 31, 2002, the components of Accumulated Losses were as follows
(000):

Undistributed Ordinary Income           $   723
Undistributed Long-Term Capital Gain         43
Unrealized Depreciation                  (4,999)
Other Temporary Differences                  (2)
                                        -------
Total Accumulated Losses                $(4,235)
                                        =======

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2002, were as follows (000):

                                              NET
     FEDERAL    APPRECIATED  DEPRECIATED  UNREALIZED
    TAX COST    SECURITIES   SECURITIES  DEPRECIATION
    --------    ------------ ----------- ------------
     $70,669      $4,649       $(9,648)     $(4,999)

8. CHANGE IN INDEPENDENT AUDITOR (UNAUDITED):

In May 2002, Arthur Andersen LLP (Arthur Andersen) resigned as independent auditor for the Fund. KPMG LLP (KPMG) was selected as the Fund's independent auditor. The Fund's selection of KPMG as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

The report on the financial statements audited by Arthur Andersen for the year ended October 31, 2001, for the Fund did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such year.

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of LSV Value Equity Fund of The Advisors' Inner Circle Fund:



We have audited the accompanying statement of net assets of the LSV Value Equity Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2002, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2001 and the financial highlights for each of the years or period ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Value Equity Fund of The Advisors' Inner Circle Fund as of October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


[LOGO OMITTED]
KPMG LLP

Philadelphia, Pennsylvania
December 23, 2002

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.



                                                                                                                NUMBER OF
                                                                                                               PORTFOLIOS
                                             TERM OF                                                        IN THE ADVISORS'
                         POSITION(S)        OFFICE AND                                                      INNER CIRCLE FUND
                          HELD WITH          LENGTH OF                   PRINCIPAL OCCUPATION(S)            OVERSEEN BY BOARD
NAME, ADDRESS 1, AGE      THE TRUST        TIME SERVED 2                   DURING PAST 5 YEARS                    MEMBER
-----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY             Trustee         (Since 1993)        Vice Chairman of Ameritrust Texas N.A.,               40
75 yrs. old                                                    1989-1992, and MTrust Corp., 1985-1989.
-----------------------------------------------------------------------------------------------------------------------------

ROBERT A. PATTERSON        Trustee         (Since 1993)        Pennsylvania State University, Senior Vice            40
75 yrs. old                                                    President, Treasurer (Emeritus); Financial
                                                               and Investment Consultant, Professor of
                                                               Transportation since 1984; Vice President-
                                                               Investments, Treasurer, Senior Vice President
                                                               (Emeritus), 1982-1984. Director,
                                                               Pennsylvania Research Corp.
-----------------------------------------------------------------------------------------------------------------------------

EUGENE B. PETERS           Trustee         (Since 1993)        Private investor from 1987 to present. Vice           40
73 yrs. old                                                    President and Chief Financial officer, Western
                                                               Company of North America (petroleum service
                                                               company), 1980-1986. President of Gene Peters
                                                               and Associates (import company), 1978-1980.
                                                               President and Chief Executive Officer of Jos.
                                                               Schlitz Brewing Company before 1978.
-----------------------------------------------------------------------------------------------------------------------------

JAMES M. STOREY            Trustee         (Since 1994)        Partner, Dechert Price & Rhoads, September            40
71 yrs. old                                                    1987-December 1993.





-----------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.







                            OTHER DIRECTORSHIPS
NAME, ADDRESS 1, AGE       HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY        Trustee of The Arbor Funds, The MDL
75 yrs. old           Funds, and The Expedition Funds.
-------------------------------------------------------------------------------

ROBERT A. PATTERSON   Member and Treasurer, Board of Trustees
75 yrs. old           of Grove City College. Trustee of The
                      Arbor Funds, The MDL Funds, and The
                      Expedition Funds.



-------------------------------------------------------------------------------

EUGENE B. PETERS      Trustee of The Arbor Funds, The MDL
73 yrs. old           Funds, and The Expedition Funds.





-------------------------------------------------------------------------------

JAMES M. STOREY       Trustee of The Arbor Funds, The MDL Funds, The
71 yrs. old           Expedition Funds, SEI Asset Allocation Trust,
                      SEI Daily Income Trust, SEI Index Funds, SEI
                      Institutional International Trust, SEI
                      Institutional Investments Trust, SEI Institutional
                      Managed Trust, SEI Insurance Products Trust, SEI
                      Liquid Asset Trust and SEI Tax Exempt Trust.
-------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                                                                                NUMBER OF
                                                                                                               PORTFOLIOS
                                             TERM OF                                                        IN THE ADVISORS'
                         POSITION(S)        OFFICE AND                                                      INNER CIRCLE FUND
                          HELD WITH          LENGTH OF                   PRINCIPAL OCCUPATION(S)            OVERSEEN BY BOARD
NAME, ADDRESS 1, AGE      THE TRUST        TIME SERVED 2                   DURING PAST 5 YEARS                    MEMBER
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.    Trustee         (Since 1999)        Chief Executive Officer, Newfound                     40
60 yrs. old                                                    Consultants Inc. since April 1997. General
                                                               Partner, Teton Partners, L.P., June 1991-
                                                               December 1996; Chief Financial Officer,
                                                               Nobel Partners, L.P., March 1991-December
                                                               1996; Treasurer and Clerk, Peak Asset
                                                               Management, Inc., since 1991.



------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER           Chairman        (Since 1991)        Currently performs various services on behalf         40
56 yrs. old                of the Board                        of SEI Investments for which Mr. Nesher is
                           of Trustees                         compensated. Executive Vice President of SEI
                                                               Investments, 1986-1994. Director and
                                                               Executive Vice President of the Administrator
                                                               and Distributor, 1981-1994.


------------------------------------------------------------------------------------------------------------------------------------

WILLIAM M. DORAN           Trustee         (Since 1992)        Partner, Morgan, Lewis & Bockius LLP                  40
1701 Market Street,                                            (law firm), counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                         the Administrator and the Distributor. Director
62 yrs. old                                                    of SEI Investments since 1974; Secretary of
                                                               SEI Investments since 1978.




------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

[TABLE CONTINUED]







                               OTHER DIRECTORSHIPS
NAME, ADDRESS 1, AGE          HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.  Trustee, Navigator Securities Lending Trust, since
60 yrs. old              1995. Trustee of The Fulcrum Trust. Trustee of The
                         Arbor Funds, The MDL Funds, The Expedition Funds, SEI
                         Asset Allocation Trust, SEI Daily Income Trust, SEI
                         Index Funds, SEI Institutional International Trust,
                         SEI Institutional Investments Trust, SEI Institutional
                         Managed Trust, SEI Insurance Products Trust, SEI
                         Liquid Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER         Trustee of The Arbor Funds, Bishop Street Funds, The
56 yrs. old              Expedition Funds, The MDL Funds, SEI Asset Allocation
                         Trust, SEI Daily Income Trust, SEI Index Funds, SEI
                         Institutional International Trust, SEI Institutional
                         Investments Trust, SEI Institutional Managed Trust,
                         SEI Insurance Products Trust, SEI Liquid AssetTrust
                         and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------

WILLIAM M. DORAN         Trustee of The Arbor Funds, The MDL Funds, The
1701 Market Street,      Expedition Funds, SEI Asset Allocation Trust,
Philadelphia, PA 19103   SEI Daily Income Trust, SEI Index Funds, SEI
62 yrs. old              Institutional International Trust, SEI Institutional
                         Investments Trust, SEI Institutional Managed Trust,
                         SEI Insurance Products Trust, SEI Liquid Asset Trust
                         and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


                                                                                                                NUMBER OF
                                                                                                               PORTFOLIOS
                                             TERM OF                                                        IN THE ADVISORS'
                         POSITION(S)        OFFICE AND                                                      INNER CIRCLE FUND
                          HELD WITH          LENGTH OF                   PRINCIPAL OCCUPATION(S)            OVERSEEN BY BOARD
NAME, ADDRESS 1, AGE      THE TRUST        TIME SERVED                     DURING PAST 5 YEARS                    MEMBER
---------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------
JAMES R. FOGGO             President       (Since 2000)        Vice President and Assistant Secretary               N/A
38 yrs. old                                                    of SEI Investments since 1998; Vice
                                                               President and Assistant Secretary of
                                                               SEI Investments Global Funds Services
                                                               and SEI Investments Distribution Co.
                                                               since 1999; Associate, Paul, Weiss,
                                                               Rifkind, Wharton & Garrison (law firm),
                                                               1998; Associate, Baker & McKenzie
                                                               (law firm), from 1995-1998.
---------------------------------------------------------------------------------------------------------------------------------

JENNIFER SPRATLEY, CPA     Controller and  (Since 2001)        Director, SEI Funds Accounting since                 N/A
33 yrs. old                Chief Financial                     November 1999; Audit Manager, Ernst
                               Officer                         & Young LLP from 1991-1999.

---------------------------------------------------------------------------------------------------------------------------------

SHERRY K. VETTERLEIN       Vice President  (Since 2001)        Vice President and Assistant Secretary of            N/A
40 yrs. old                and Secretary                       SEI Investments Global Funds Services and
                                                               SEI Investments Distribution Co. since
                                                               January 2001; Shareholder/Partner,
                                                               Buchanan Ingersoll Professional Corporation
                                                               from 1992-2000.

TODD B. CIPPERMAN          Vice President  (Since 1995)        Senior Vice President and General Counsel            N/A
36 yrs. old                and Assistant                       of SEI Investments; Senior Vice President,
                           Secretary                           General Counsel and Secretary of SEI
                                                               Investments Global Funds Services and SEI
                                                               Investments Distribution Co. since 2000;
                                                               Vice President and Assistant Secretary of
                                                               SEI Investments, SEI Global Funds Services
                                                               and SEI Investments Distribution Co. from
                                                               1999-2000; Associate, Dewey Ballantine (law
                                                               firm) from 1994-1995.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

[TABLE CONTINUED]
                           OTHER DIRECTORSHIPS
NAME, ADDRESS 1, AGE          HELD BY OFFICER
-------------------------------------------------

OFFICERS
--------
JAMES R. FOGGO                      N/A
38 yrs. old







-------------------------------------------------

JENNIFER SPRATLEY, CPA              N/A
33 yrs. old


-------------------------------------------------

SHERRY K. VETTERLEIN                N/A
40 yrs. old





TODD B. CIPPERMAN                   N/A
36 yrs. old








-------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                     TERM OF
                         POSITION(S)                OFFICE AND
                          HELD WITH                  LENGTH OF                   PRINCIPAL OCCUPATION(S)
NAME, ADDRESS 1, AGE      THE TRUST                TIME SERVED                     DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------

OFFICERS (CONTINUED)
--------------------

LYDIA A. GAVALIS           Vice President and      (Since 1998)        Vice President and Assistant Secretary
38 yrs. old                Assistant Secretary                         of SEI Investments, SEI Investments Global
                                                                       Funds Services and SEI Investments
                                                                       Distribution Co. since 1998; Assistant
                                                                       General Counsel and Director of Arbitration,
                                                                       Philadelphia Stock Exchange from 1989-1998.



--------------------------------------------------------------------------------------------------------------------

TIMOTHY D. BARTO                Assistant Vice     (Since 2000)        Vice President and Assistant Secretary of SEI
34 yrs. old                President and Assistant                     Investments Global Funds Services and SEI
                                  Secretary                            Investments Distribution Co. since 1999;
                                                                       Associate, Dechert (law firm) from 1997-1999;
                                                                       Associate, Richter, Miller & Finn (law firm)
                                                                       from 1994-1997.
--------------------------------------------------------------------------------------------------------------------

WILLIAM E. ZITELLI              Assistant Vice     (Since 2000)        Vice President and Assistant Secretary of
34 yrs. old                President and Secretary                     SEI Investments Global Funds Services and
                                                                       SEI Investments Distribution Co. since 2000;
                                                                       Vice President, Merrill Lynch & Co. Asset
                                                                       Management Group from 1998 - 2000; Associate
                                                                       at Pepper Hamilton LLP from 1997-1998.


--------------------------------------------------------------------------------------------------------------------

CHRISTINE M. MCCULLOUGH     Vice President and     (Since 2000)        Vice President and Assistant Secretary of SEI
42 yrs. old                Assistant Secretary                         Investments Global Funds Services and SEI
                                                                       Investments Distribution Co. since 1999;
                                                                       Associate at White and Williams LLP from
                                                                       1991-1999.

--------------------------------------------------------------------------------------------------------------------

JOHN C. MUNCH               Vice President and     (Since 2001)        Vice President and Assistant Secretary of SEI
31 yrs. old                Assistant Secretary                         Investments Global Funds Services and SEI
                                                                       Investments Distribution Co. since 2001;
                                                                       Associate at Howard Rice Nemorvoski Canady
                                                                       Falk & Rabkin from 1998-2001; Associate at
                                                                       Seward & Kissel from 1996-1998.
--------------------------------------------------------------------------------------------------------------------



1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

[TABLE CONTINUED]


                               NUMBER OF
                              PORTFOLIOS
                           IN THE ADVISORS'
                          INNER CIRCLE FUND
                              OVERSEEN BY           OTHER DIRECTORSHIPS
NAME, ADDRESS 1, AGE            OFFICER               HELD BY OFFICER
-------------------------------------------------------------------------

OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS                   N/A                      N/A
38 yrs. old







-------------------------------------------------------------------------

TIMOTHY D. BARTO                   N/A                      N/A
34 yrs. old




-------------------------------------------------------------------------

WILLIAM E. ZITELLI                 N/A                      N/A
34 yrs. old






-------------------------------------------------------------------------

CHRISTINE M. MCCULLOUGH            N/A                      N/A
42 yrs. old




-------------------------------------------------------------------------

JOHN C. MUNCH                      N/A                      N/A
31 yrs. old

                             NOTICE TO SHAREHOLDERS
                                       OF
                            THE LSV VALUE EQUITY FUND
                                   (UNAUDITED)



For shareholders that do not have an October 31, 2002 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2002 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2002, the Fund is designating the following items with regard to distributions paid during the year.

  LONG TERM  LONG LONG TERM
 (20% RATE)    (18% RATE)     ORDINARY
CAPITAL GAIN  CAPITAL GAIN     INCOME     TAX-EXEMPT      TOTAL      QUALIFYING
DISTRIBUTION  DISTRIBUTION  DISTRIBUTIONS  INTEREST   DISTRIBUTIONS DIVIDENDS(1)
------------  ------------  ------------- ----------  ------------- ------------
   50.24%         0.00%        49.76%        0.00%       100.00%       100.00%



--------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions."

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSV Value Equity Fund

     ADVISER:
     LSV Asset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT AUDITORS:
     KPMG LLP

LSV-AR-004-0400